January 3, 1997






Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:      Seligman High Income Fund Series (the 'Fund")
         File Nos. 2-93076 and 811-4103

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus for the Seligman U.S. Government Securities Series, a series of the Fund, and the Statement of Additional Information for the Fund do not differ from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A, filed electronically on December 31, 1996.

         If you have any questions, please do not hesitate to call me at (212) 850-1426.

                                                       Very truly yours,

                                                       /s/  Maureen A. Coleman

                                                       Maureen A. Coleman
                                                       Assistant Vice President,
                                                       Law & Regulation





MAC/mc